Derivative Financial Instruments - Schedule of Designated Derivative Financial Instruments Including Impacts to AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Other Comprehensive Income (Loss) on Derivatives	$ (15,727)	$ 27,765	$ 8,532
Amount of Gain or (Loss) to Earnings from AOCI Reclassifications	(2,669)	24,478	11,886
Interest rate swaps
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Other Comprehensive Income (Loss) on Derivatives	(6,508)	17,431	7,504
Interest rate swaps | Interest expense
Derivative [Line Items]
Amount of Gain or (Loss) to Earnings from AOCI Reclassifications	6,109	15,574	13,825
Interest rate swaps | Loss on debt extinguishment, modifications and termination of derivative instruments
Derivative [Line Items]
Amount of Gain or (Loss) to Earnings from AOCI Reclassifications	0	(973)	(2,513)
Treasury locks
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Other Comprehensive Income (Loss) on Derivatives	1,292	0	0
Treasury locks | Interest expense
Derivative [Line Items]
Amount of Gain or (Loss) to Earnings from AOCI Reclassifications	137	0	0
Foreign currency exchange forwards
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Other Comprehensive Income (Loss) on Derivatives	(1,493)	0	0
Foreign currency exchange forwards | Foreign currency exchange loss, net
Derivative [Line Items]
Amount of Gain or (Loss) to Earnings from AOCI Reclassifications	(1,493)	0	0
Cross-currency swap
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Other Comprehensive Income (Loss) on Derivatives	(9,018)	10,334	1,028
Cross-currency swap | Interest expense
Derivative [Line Items]
Amount of Gain or (Loss) to Earnings from AOCI Reclassifications	340	506	374
Cross-currency swap | Foreign currency exchange loss, net
Derivative [Line Items]
Amount of Gain or (Loss) to Earnings from AOCI Reclassifications	$ (7,762)	$ 9,371	$ 200